Intangible Assets (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Summary of Changes in Intangible Assets and Goodwill
Changes in intangible assets and goodwill are as follows:

(In thousands)	Database (a)	Trademarks	Software	Goodwill	Customer portfolio	Non-compete agreement (b)	Internally developed products (c)	Intangible assets in progress (d)	Total
At December 31, 2022	—	—	—	—	—	—	—	—		—

Acquisition	314,774	23,508	—	1,994,493	844,346	—	—	—	R$	3,177,121
Additions	46,638	—	22,935	—	—	216,141	19,380	5,413		310,507
Amortization	(23,995)	(4,053)	(1,561)	—	(35,181)	(5,695)	(1,744)	—		(72,229)
Transfers and other	—	—	—	14,526	—	—	129	(129)		14,526

At December 31, 2023	337,417	19,455	21,374	2,009,019	809,165	210,446	17,765	5,284	R$	3,429,925

(a)	Acquisitions of information to develop databases used in the services provided by the Company, which are amortized over five to seven years.
(b)
In 2023, the Company and Associação Comercial de São Paulo (“ACSP”) entered into a non-compete
agreement pursuant to which ACSP agreed to certain limitations on its ability to engage in certain business activities in Brazil. The term of the agreement is 15 years with annual payments of R$ 14,500. The Company recorded the intangible asset and a related liability for the payments over the term of the arrangement.

(c)
Refers to products developed through multidisciplinary teams for product development. Research expenditure and development expenditure that do not meet the criteria to be capitalized are recognized as expensed as incurred.

(d)	Refers to capitalized costs for internally developed products that are still in process at period end. Costs previously recognized as expense are not included.

Boa Vista Servicos S A [member]
Disclosure of detailed information about intangible assets [line items]
Summary of Changes in Intangible Assets and Goodwill
Changes in intangible assets and goodwill are as follows:

					Relationship with
					customers and non-
		Trademarks,		Goodwill on	compete agreements	Internally
		rights and		business	identified in business	developed	Intangible assets
	Database (a)	others	Software	combinations (b)	combination	products (c)	in progress (d)	Total
Cost
At January 1, 2022	884,375	32,228	276,740	273,885	28,383	73,738	20,956	1,590,305
Additions	122,144	—	50,659	—	—	64,080	23,296	260,179
Transfers to assets held for sale	—	(32,228)	(99,395)	(7,836)	—	(16,199)	(9,446)	(165,104)
Disposals	—	—	(8,848)	—	—	—	(287)	(9,135)
Transfers	—	—	567	—	—	26,590	(27,157)	—

At December 31, 2022	1,006,519	—	219,723	266,049	28,383	148,209	7,362	1,676,245

Additions	72,967	—	27,157	—	—	37,807	5,517	143,448
Transfers	—	—	5,997	—	—	(4,880)	(1,117)	—

At August 7, 2023	1,079,486	—	252,877	266,049	28,383	181,136	11,762	1,819,693

Amortization and impairment loss
At January 1, 2022	(563,927)	(1,976)	(74,951)	(7,836)	(27,312)	(13,377)	—	(689,379)
Amortization/Impairment	(129,419)	—	(42,118)	—	(172)	(21,518)	—	(193,227)
Transfers to assets held for sale	—	1,976	55	7,836	—	2,036	—	11,903
Disposals	—		7,677	—	—	—	—	7,677

At December 31, 2022	(693,346)	—	(109,337)	—	(27,484)	(32,859)	—	(863,026)

Amortization	(72,835)	—	(19,640)	—	(76)	(19,481)	—	(112,032)

At August 7, 2023	(766,181)	—	(128,977)	—	(27,560)	(52,340)	—	(975,058)

Carrying amounts

At December 31, 2022	313,173	—	110,386	266,049	899	115,350	7,362	813,219

At August 7, 2023	313,305	—	123,900	266,049	823	128,796	11,762	844,635

Summary Key Assumptions Used in the Estimation of the Recoverable Amount

2022	BoaVista	Konduto
Revenue (% annual growth rate)	3.80%	16.90%
Budgeted gross margin (%)	90.90%	73.40%
Annual capital expenditure (in R$ thousands)	166,438	6,704
Long-term growth rate (%)	3.15%	3.20%
Pre-tax discount rate (%)	15.40%	17.60%